Staff numbers and costs	12 Months Ended
Dec. 31, 2022
Staff numbers and costs [Abstract]
Staff numbers and costs
4.	Staff numbers and costs

The average number of persons employed by the Group (including the Board) during the year, analysed by category, was as follows:

	2022 No. of employees	2021 No. of employees	2020 No. of employees
Research	133	154	177
Development	137	88	96
Corporate	105	73	56
Total	375	315	329

The aggregate staff costs of these persons were as follows:	2022	2021	2020
	£’000	£’000	£’000
Wages and salaries	36,235	27,337	29,038
Social security costs	4,169	2,258	2,131
Share-based payments (Note 19)	27,054	35,861	8,162
Contributions to defined contribution plans (Note 21)	1,355	1,001	1,035
	68,813	66,457	40,366

During the year ended December 31, 2020, the Group undertook a corporate restructure incurring costs of £1.2 million. The restructure was completed in the second quarter of 2020 and reduced the overall headcount, at that time, by 78 employees.